Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Employee Welfare Benefits Expenses	The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021*	2022*	2023
	RMB	RMB	RMB
Contributions to medical and pension schemes	17,143	20,842	21,095
Other employee benefits	5,857	7,227	6,726
Total	23,000	28,069	27,821
*	The amounts of “Contributions to medical and pension schemes” and “Other employee benefits” for the years ended December 31, 2021 and 2022 have been revised to correct for a formula error in the preparation of this disclosure. The errors in 2021 and 2022 were disclosure only and did not have any impact to the previously reported consolidated results of operations, financial position, or cash flows.
	For the years ended December 31,
	2021			2022
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
	RMB			RMB
Contributions to medical and pension schemes	8,612	8,531	17,143	10,376	10,466	20,842
Other employee benefits	1,452	4,405	5,857	1,990	5,237	7,227
Total	10,064	12,936	23,000	12,366	15,703	28,069